Cover Page	6 Months Ended
Jun. 30, 2026
Cover [Abstract]
Document Type	6-K
Entity Registrant Name	SANTANDER UK GROUP HOLDINGS PLC
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q2
Entity Central Index Key	0001649373
Current Fiscal Year End Date	--12-31